HST Taxes Payable	9 Months Ended	12 Months Ended
	Sep. 30, 2014	Dec. 31, 2013
Income Tax Disclosure [Abstract]
HST Taxes Payable

NOTE 4 - HST TAXES PAYABLE

Harmonized Sales Taxes “HST”

HST is a consumption tax in Canada. These taxes are considered “value added” taxes as they are based on net sales and purchases of goods and services. The Company has estimated the HST payable and related interest and penalties payable for the six months and year ended:

	September 30, 2014	December 31, 2013
HST payables	$30,131	$34,251
Penalties and interest payable	3,468	3,618
Total HST payable	$33,599	$37,869

NOTE 5 – TAXES

Harmonized Sales Taxes “HST”

HST is a consumption tax in Canada. These taxes are considered “value added” taxes as they are based on net sales and purchases of goods and services. The Company has estimated the HST payable and related interest and penalties payable for the years ended:

	December 31,
	2013	2012
HST payables	$34,251	$23,707
Penalties and interest payable	3,618	1,686
Total HST payable	$37,869	$25,393

Income Taxes

There was no income tax expense in 2013 and 2012 due to the Company’s net taxable losses.

At December 31, 2013, the Company has a net operating loss (NOL) for Canadian tax purposes only, that approximates $53,000 and are available to offset taxable income through 2023. Consequently, the Company may have NOL carry forwards available for income tax purposes, which will continue to be available until they are recovered through earning taxable income. Deferred tax assets would arise from the recognition of anticipated utilization of these net operating losses to offset future taxable income.

The components for the provision for income taxes are as follows:

Year Ended
	December 31, 2013	December 31, 2012

Current Taxes	$-	$-
Deferred Taxes	-	-
Provision for Income Taxes	$-	$-

A reconciliation of income tax (benefit) computed at the 15.5% Canadian Federal statutory rate to the income tax recorded is as follows:

	Year Ended
	December 31, 2013	December 31, 2012
	Amount	Amount
Income Tax Expense (Benefit) at Canadian Statutory Rate	$(3,769)	$(1,470)

Donations	122	61

Change in valuation allowance	3,647	1,409

Total Income Tax Expense (Benefit)	$-	$-

Deferred income taxes reflect the net tax effects of temporary differences between the carrying amount of assets and liabilities for financial reporting purposes and amounts used for income tax purposes. Significant components of the Company’s net deferred income taxes are as follows:

	December 31, 2013	December 31, 2012
Net Operating Loss Carry Forwards	$7,960	$4,313
Total Non-Current Deferred Tax Assets	7,960	4,313
Deferred Tax Valuation Allowance	$(7,960)	$(4,313)
Total Non-Current Deferred Tax Assets	–	–
Total Deferred Tax Assets (Net)	$–	$–

Management has determined that the realization of the net deferred tax asset is not assured and has recorded a valuation allowance for the entire amount of such benefits. The change in the valuation allowance from 2013 was an increase of $3,647.